Long-Term Employee Benefit Liabilities (Details 3) (Termination and long service arrangements [Member])	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Termination and long service arrangements [Member]
Weighted average significant actuarial assumptions used in measuring termination and long service arrangements
Discount rate	5.40%	4.90%	6.20%
Rate of compensation increase	4.00%	3.90%	4.10%